Goodwill and Intangible Assets - Amortization of Intangibles for the Next Five Years (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 90,798
2023	88,438
2024	84,768
2025	72,974
2026	$ 64,946